Contingencies	12 Months Ended
Dec. 31, 2014
Contingencies
Contingencies

Note 9. Contingencies

        The Company is involved in various legal actions, generally related to its operations. Management believes, based on advice from legal counsel, that the outcome of such legal actions will not adversely affect the financial condition of the Company.